Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2023
SDI-NPRT3-1023
1.806764.119
Corporate Bonds - 10.9%
	Principal Amount (a)	Value ($)
Convertible Bonds - 9.9%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	91,000	89,692

Entertainment - 0.2%
Liberty Media Corp. 0.5% 12/1/50 (b)	461,000	494,699
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	3,067,000	3,166,657
Live Nation Entertainment, Inc. 3.125% 1/15/29 (b)	2,365,000	2,506,900
Spotify U.S.A., Inc. 0% 3/15/26	1,000,000	853,000
Zynga, Inc. 0% 12/15/26	1,969,000	1,575,200
		8,596,456
Interactive Media & Services - 0.4%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	1,332,000	1,207,192
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	1,345,000	1,260,131
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	4,791,000	3,892,699
Snap, Inc.:
0% 5/1/27	6,440,000	4,807,670
0.125% 3/1/28	10,886,000	7,675,575
0.25% 5/1/25	1,118,000	1,041,193
0.75% 8/1/26	1,190,000	1,070,016
TripAdvisor, Inc. 0.25% 4/1/26	2,312,000	1,935,159
		22,889,635
Media - 0.4%
Cable One, Inc. 0% 3/15/26	102,000	83,844
DISH Network Corp.:
0% 12/15/25	3,241,000	2,086,556
2.375% 3/15/24	2,941,000	2,779,245
3.375% 8/15/26	10,067,000	6,090,535
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	994,231
Liberty Broadband Corp. 3.125% 3/31/53 (b)	3,930,000	4,116,675
Liberty Interactive LLC 1.75% 9/30/46 (b)	673,000	841,654
Liberty Media Corp. 3.75% 3/15/28 (b)	2,300,000	2,554,150
Magnite, Inc. 0.25% 3/15/26	2,907,000	2,420,078
TechTarget, Inc. 0% 12/15/26	120,000	95,704
		22,062,672
TOTAL COMMUNICATION SERVICES		53,638,455

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.0%
LCI Industries 1.125% 5/15/26	50,000	47,850
Patrick Industries, Inc. 1.75% 12/1/28	1,200,000	1,198,200
		1,246,050
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26	4,700,000	4,584,850
Rivian Automotive, Inc. 4.625% 3/15/29 (b)	4,020,000	5,553,630
Winnebago Industries, Inc. 1.5% 4/1/25	1,544,000	1,808,024
		11,946,504
Broadline Retail - 0.1%
Etsy, Inc.:
0.125% 10/1/26	1,790,000	1,942,150
0.125% 9/1/27	1,999,000	1,612,993
0.25% 6/15/28	90,000	68,715
		3,623,858
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25	127,000	80,772

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. 0% 3/15/26	89,000	78,009
Booking Holdings, Inc. 0.75% 5/1/25	2,311,000	3,885,484
Carnival Corp. 5.75% 12/1/27 (b)	3,075,000	4,524,615
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	991,000	836,156
DraftKings, Inc. 0% 3/15/28	11,405,000	8,627,883
Expedia, Inc. 0% 2/15/26	90,000	78,867
Marriott Vacations Worldwide Corp.:
0% 1/15/26	100,000	89,564
3.25% 12/15/27(b)	1,400,000	1,257,200
NCL Corp. Ltd.:
1.125% 2/15/27	1,384,000	1,157,439
2.5% 2/15/27	1,153,000	1,000,804
5.375% 8/1/25	66,000	77,253
Penn Entertainment, Inc. 2.75% 5/15/26	4,991,000	6,136,435
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,312,000	4,858,630
		32,608,339
Leisure Products - 0.1%
Peloton Interactive, Inc. 0% 2/15/26	4,076,000	3,056,844
Topgolf Callaway Brands Corp. 2.75% 5/1/26	2,072,000	2,465,869
		5,522,713
Specialty Retail - 0.2%
Burlington Stores, Inc. 2.25% 4/15/25	75,000	77,953
National Vision Holdings, Inc. 2.5% 5/15/25	1,398,000	1,342,080
The RealReal, Inc.:
1% 3/1/28	2,483,000	1,092,520
3% 6/15/25	420,000	306,810
Wayfair LLC:
0.625% 10/1/25	7,702,000	6,681,485
1.125% 11/1/24	329,000	329,197
		9,830,045
TOTAL CONSUMER DISCRETIONARY		64,858,281

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	1,700,000	1,587,800

Food Products - 0.0%
Freshpet, Inc. 3% 4/1/28 (b)	750,000	972,000
Post Holdings, Inc. 2.5% 8/15/27	1,250,000	1,268,750
		2,240,750
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24	3,645,326	3,467,630

TOTAL CONSUMER STAPLES		7,296,180

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
CNX Resources Corp. 2.25% 5/1/26	72,000	128,700
EQT Corp. 1.75% 5/1/26	2,659,000	7,858,940
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	6,795,000	8,545,327
Peabody Energy Corp. 3.25% 3/1/28	864,000	1,156,032
Pioneer Natural Resources Co. 0.25% 5/15/25	2,353,000	5,942,737
World Kinect Corp. 3.25% 7/1/28 (b)	1,110,000	1,089,465
		24,721,201
FINANCIALS - 0.3%
Capital Markets - 0.1%
Coinbase Global, Inc. 0.5% 6/1/26	4,735,000	3,598,600

Consumer Finance - 0.1%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	2,135,000	2,467,206
EZCORP, Inc. 3.75% 12/15/29 (b)	480,000	472,800
LendingTree, Inc. 0.5% 7/15/25	5,026,000	4,020,800
SoFi Technologies, Inc. 0% 10/15/26 (b)	1,880,000	1,475,800
		8,436,606
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26	2,090,000	1,587,146
Block, Inc.:
0% 5/1/26	86,000	72,197
0.125% 3/1/25	69,000	63,722
0.25% 11/1/27	132,000	100,817
Repay Holdings Corp. 0% 2/1/26 (b)	977,000	809,054
Shift4 Payments, Inc.:
0% 12/15/25	1,458,000	1,443,420
0.5% 8/1/27	1,843,000	1,526,004
		5,602,360
Mortgage Real Estate Investment Trusts - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 8/15/28 (b)	60,000	59,250

TOTAL FINANCIALS		17,696,816

HEALTH CARE - 1.5%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	3,375,000	3,282,188
BridgeBio Pharma, Inc. 2.25% 2/1/29	5,140,000	3,993,266
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	650,000	542,100
Dynavax Technologies Corp. 2.5% 5/15/26	100,000	149,650
Exact Sciences Corp.:
0.375% 3/15/27	1,351,000	1,347,623
0.375% 3/1/28	2,202,000	2,089,258
1% 1/15/25	68,000	84,150
2% 3/1/30(b)	2,686,000	3,368,244
Halozyme Therapeutics, Inc. 1% 8/15/28	1,220,000	1,203,225
Insmed, Inc.:
0.75% 6/1/28	1,200,000	1,064,400
1.75% 1/15/25	750,000	712,125
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	960,000	1,099,800
Natera, Inc. 2.25% 5/1/27	578,000	941,779
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	3,375,000	3,778,138
1.5% 11/15/24	320,000	567,239
		24,223,185
Health Care Equipment & Supplies - 0.7%
CONMED Corp. 2.25% 6/15/27	1,080,000	1,081,620
DexCom, Inc.:
0.25% 11/15/25	3,728,000	3,581,117
0.375% 5/15/28(b)	3,690,000	3,359,745
0.75% 12/1/23	2,055,000	5,025,503
Envista Holdings Corp.:
NULL 1.75% 8/15/28(b)	1,620,000	1,566,925
2.375% 6/1/25	1,399,000	2,188,596
Glaukos Corp. 2.75% 6/15/27	830,000	1,304,656
Haemonetics Corp. 0% 3/1/26	100,000	86,190
Insulet Corp. 0.375% 9/1/26	2,302,000	2,430,912
Integer Holdings Corp. 2.125% 2/15/28 (b)	2,971,000	3,421,107
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	1,458,000	1,341,360
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	1,200,000	1,380,720
LivaNova U.S.A., Inc. 3% 12/15/25	1,360,000	1,514,700
NuVasive, Inc. 0.375% 3/15/25	1,750,000	1,600,375
Omnicell, Inc. 0.25% 9/15/25	959,000	887,075
Shockwave Medical, Inc. 1% 8/15/28 (b)	3,200,000	3,238,400
TransMedics Group, Inc. 1.5% 6/1/28 (b)	3,911,000	3,847,642
Varex Imaging Corp. 4% 6/1/25	100,000	115,130
		37,971,773
Health Care Providers & Services - 0.1%
Accolade, Inc. 0.5% 4/1/26	5,816,000	4,798,200
Guardant Health, Inc. 0% 11/15/27	1,804,000	1,332,795
		6,130,995
Health Care Technology - 0.1%
Health Catalyst, Inc. 2.5% 4/15/25	724,000	694,171
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	1,990,000	2,029,800
Teladoc Health, Inc. 1.25% 6/1/27	2,204,000	1,768,710
Veradigm, Inc. 0.875% 1/1/27	744,000	853,368
		5,346,049
Life Sciences Tools & Services - 0.0%
Nanostring Technologies, Inc. 2.625% 3/1/25	894,000	688,195
Repligen Corp. 0.375% 7/15/24	585,000	903,474
		1,591,669
Pharmaceuticals - 0.1%
Innoviva, Inc. 2.125% 3/15/28	80,000	66,024
Jazz Investments I Ltd. 2% 6/15/26	3,156,000	3,402,563
		3,468,587
TOTAL HEALTH CARE		78,732,258

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25	2,343,000	3,084,560

Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc.:
1.125% 10/15/24	776,500	755,069
3.875% 8/15/29(b)	60,000	59,820
		814,889
Commercial Services & Supplies - 0.0%
Tetra Tech, Inc. 2.25% 8/15/28 (b)	1,590,000	1,608,818

Construction & Engineering - 0.1%
Fluor Corp. 1.125% 8/15/29 (b)	4,870,000	4,908,960
Granite Construction, Inc. 3.75% 5/15/28 (b)	1,900,000	2,090,668
		6,999,628
Electrical Equipment - 0.1%
Array Technologies, Inc. 1% 12/1/28	1,292,000	1,591,744
Bloom Energy Corp. NULL 3% 6/1/28 (b)	1,110,000	1,185,591
Stem, Inc. 4.25% 4/1/30 (b)	760,000	694,260
Sunrun, Inc. 0% 2/1/26	995,000	722,669
		4,194,264
Ground Transportation - 0.1%
Lyft, Inc. 1.5% 5/15/25	2,051,000	1,879,742
Uber Technologies, Inc. 0% 12/15/25	2,274,000	2,128,565
		4,008,307
Machinery - 0.1%
John Bean Technologies Corp. 0.25% 5/15/26	1,444,000	1,324,870
Middleby Corp. 1% 9/1/25	2,490,000	3,042,780
The Greenbrier Companies, Inc. 2.875% 4/15/28	1,105,000	1,079,475
		5,447,125
Passenger Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25	3,533,000	4,027,620
JetBlue Airways Corp. 0.5% 4/1/26	1,706,000	1,340,234
Southwest Airlines Co. 1.25% 5/1/25	3,211,000	3,368,339
		8,736,193
Professional Services - 0.1%
Ceridian HCM Holding, Inc. 0.25% 3/15/26	1,601,000	1,419,927
KBR, Inc. 2.5% 11/1/23	1,010,000	2,440,665
		3,860,592
Trading Companies & Distributors - 0.0%
Xometry, Inc. 1% 2/1/27	590,000	440,980

TOTAL INDUSTRIALS		39,195,356

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.5% 12/15/26	1,359,000	1,191,843
0.5% 6/15/28	90,000	68,742
1.5% 12/15/29(b)	1,840,000	1,824,360
		3,084,945
Electronic Equipment, Instruments & Components - 0.1%
Insight Enterprises, Inc. 0.75% 2/15/25	1,116,000	2,606,976
Par Technology Corp. 1.5% 10/15/27	98,000	84,280
		2,691,256
IT Services - 0.8%
Akamai Technologies, Inc.:
0.125% 5/1/25	3,622,000	4,226,512
0.375% 9/1/27	3,987,000	4,118,571
1.125% 2/15/29(b)	4,110,000	4,127,256
BigCommerce Holdings, Inc. 0.25% 10/1/26	3,890,000	3,061,430
Cloudflare, Inc. 0% 8/15/26	3,064,000	2,619,720
Digitalocean Holdings, Inc. 0% 12/1/26	3,267,000	2,517,550
Fastly, Inc. 0% 3/15/26	5,012,000	4,240,152
MongoDB, Inc. 0.25% 1/15/26	2,669,000	4,948,326
Okta, Inc.:
0.125% 9/1/25	2,334,000	2,128,608
0.375% 6/15/26	3,535,000	3,064,845
Perficient, Inc. 0.125% 11/15/26	1,910,000	1,524,371
Shopify, Inc. 0.125% 11/1/25	3,600,000	3,270,600
Wix.com Ltd. 0% 8/15/25	2,957,000	2,615,467
		42,463,408
Semiconductors & Semiconductor Equipment - 0.3%
Enphase Energy, Inc.:
0% 3/1/26	80,000	70,640
0% 3/1/28	60,000	50,400
ON Semiconductor Corp.:
0% 5/1/27	2,723,000	5,158,724
0.5% 3/1/29(b)	4,735,000	5,407,370
Semtech Corp. 1.625% 11/1/27 (b)	1,583,000	1,511,765
SolarEdge Technologies, Inc. 0% 9/15/25	1,315,000	1,275,550
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	370,000	448,350
Wolfspeed, Inc.:
0.25% 2/15/28	810,000	596,565
1.75% 5/1/26	1,187,000	1,432,116
1.875% 12/1/29(b)	2,645,000	1,924,238
		17,875,718
Software - 2.0%
Altair Engineering, Inc.:
0.25% 6/1/24	1,265,000	1,808,950
1.75% 6/15/27	1,700,000	1,868,300
Avalara, Inc. 0.25% 8/1/26	1,550,000	1,538,375
Bentley Systems, Inc.:
0.125% 1/15/26	1,285,000	1,250,434
0.375% 7/1/27	2,550,000	2,214,675
Bill Holdings, Inc.:
0% 12/1/25	3,420,000	3,511,913
0% 4/1/27	6,282,000	5,104,125
BlackLine, Inc.:
0% 3/15/26	6,430,000	5,537,838
0.125% 8/1/24	952,000	969,231
Box, Inc. 0% 1/15/26	1,657,000	1,889,809
Confluent, Inc. 0% 1/15/27	1,963,000	1,630,468
CyberArk Software Ltd. 0% 11/15/24	1,108,000	1,290,155
Datadog, Inc. 0.125% 6/15/25	2,316,000	2,813,940
Dropbox, Inc.:
0% 3/1/26	797,000	759,940
0% 3/1/28	811,000	780,588
Everbridge, Inc.:
0% 3/15/26	1,142,000	948,574
0.125% 12/15/24	1,856,000	1,707,520
Guidewire Software, Inc. 1.25% 3/15/25	1,087,000	1,076,674
HubSpot, Inc. 0.375% 6/1/25	1,597,000	3,128,523
InterDigital, Inc. 3.5% 6/1/27	1,400,000	1,740,340
LivePerson, Inc. 0% 12/15/26	5,597,000	4,218,739
MicroStrategy, Inc. 0% 2/15/27	12,015,000	8,275,932
Model N, Inc. 1.875% 3/15/28 (b)	1,140,000	1,057,920
Pagerduty, Inc. 1.25% 7/1/25	645,000	634,938
Palo Alto Networks, Inc. 0.375% 6/1/25	4,194,000	10,260,621
Pegasystems, Inc. 0.75% 3/1/25	653,000	598,801
Porch Group, Inc. 0.75% 9/15/26 (b)	2,874,000	982,621
Progress Software Corp. 1% 4/15/26	1,555,000	1,756,373
Q2 Holdings, Inc. 0.75% 6/1/26	1,070,000	938,925
Rapid7, Inc.:
0.25% 3/15/27	2,595,000	2,285,222
2.25% 5/1/25	1,439,000	1,528,938
RingCentral, Inc. 0% 3/15/26	1,705,000	1,433,223
Splunk, Inc.:
1.125% 9/15/25	2,310,000	2,408,175
1.125% 6/15/27	3,502,000	3,073,005
Tyler Technologies, Inc. 0.25% 3/15/26	1,974,000	1,947,351
Unity Software, Inc. 0% 11/15/26	12,602,000	9,955,580
Varonis Systems, Inc. 1.25% 8/15/25	1,169,000	1,408,061
Verint Systems, Inc. 0.25% 4/15/26	743,000	639,347
Workiva, Inc. 1.25% 8/15/28 (b)	3,970,000	4,138,725
Zscaler, Inc. 0.125% 7/1/25	3,524,000	4,256,992
		103,369,861
TOTAL INFORMATION TECHNOLOGY		169,485,188

MATERIALS - 0.1%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	447,000	1,142,085

Metals & Mining - 0.1%
MP Materials Corp. 0.25% 4/1/26 (b)	2,020,000	1,761,238
United States Steel Corp. 5% 11/1/26	628,000	1,484,906
		3,246,144
TOTAL MATERIALS		4,388,229

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Pebblebrook Hotel Trust 1.75% 12/15/26	120,000	101,928
Summit Hotel Properties, Inc. 1.5% 2/15/26	77,000	62,948
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	1,159,000	1,115,562
Uniti Group, Inc. 7.5% 12/1/27 (b)	1,020,000	923,100
Ventas Realty LP 3.75% 6/1/26 (b)	5,572,000	5,535,782
Welltower OP LLC 2.75% 5/15/28 (b)	4,925,000	5,065,363
		12,804,683
Real Estate Management & Development - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	84,000	61,009
Redfin Corp.:
0% 10/15/25	1,192,000	957,772
0.5% 4/1/27	6,206,000	3,940,810
Zillow Group, Inc.:
1.375% 9/1/26	3,183,000	4,072,649
2.75% 5/15/25	67,000	72,193
		9,104,433
TOTAL REAL ESTATE		21,909,116

UTILITIES - 0.6%
Electric Utilities - 0.4%
Alliant Energy Corp. 3.875% 3/15/26 (b)	1,160,000	1,129,260
Duke Energy Corp. 4.125% 4/15/26 (b)	4,570,000	4,453,465
FirstEnergy Corp. 4% 5/1/26 (b)	4,170,000	4,040,953
NRG Energy, Inc. 2.75% 6/1/48	2,634,000	2,776,236
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	2,910,000	2,697,570
Southern Co. 3.875% 12/15/25 (b)	4,545,000	4,470,008
		19,567,492
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP:
0% 6/15/24(b)	80,000	75,920
2.5% 6/15/26(b)	70,000	61,915
Ormat Technologies, Inc. 2.5% 7/15/27	690,000	703,455
Sunnova Energy International, Inc.:
0.25% 12/1/26	80,000	57,560
2.625% 2/15/28	1,380,000	984,078
		1,882,928
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	2,540,000	2,512,060
CMS Energy Corp. 3.375% 5/1/28 (b)	2,180,000	2,091,710
		4,603,770
Water Utilities - 0.1%
American Water Capital Corp. 3.625% 6/15/26 (b)	2,560,000	2,548,736

TOTAL UTILITIES		28,602,926

TOTAL CONVERTIBLE BONDS		510,524,006
Nonconvertible Bonds - 1.0%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)	4,965,000	4,258,977

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	3,415,000	3,187,493

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	423,000	432,714
SFL Corp. Ltd. 7.25% 5/12/26 (b)	1,300,000	1,264,250
		1,696,964
FINANCIALS - 0.5%
Banks - 0.1%
JPMorgan Chase & Co. CME Term SOFR 3 Month Index + 1.260% 6.6262% 5/15/77 (c)(d)	4,500,000	3,868,664

Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	759,343

Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 7.0643% 12/21/65 (b)(c)(d)	14,050,000	10,163,704

Insurance - 0.2%
MetLife, Inc. 6.4% 12/15/66 (c)	8,000,000	7,914,564
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,127,490
5.125% 3/1/52(c)	2,350,000	2,099,468
		12,141,522
TOTAL FINANCIALS		26,933,233

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	3,395,000	2,781,906

UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.660% 8.2029% 3/30/67 (c)(d)	970,000	878,534
Southern Co. 4% 1/15/51 (c)	5,900,000	5,471,166
		6,349,700
Multi-Utilities - 0.1%
CMS Energy Corp.:
3.75% 12/1/50(c)	450,000	338,915
4.75% 6/1/50(c)	3,500,000	3,056,973
Sempra 4.125% 4/1/52 (c)	1,750,000	1,415,035
		4,810,923
TOTAL UTILITIES		11,160,623

TOTAL NONCONVERTIBLE BONDS		50,019,196
TOTAL CORPORATE BONDS (Cost $538,197,013)		560,543,202

Common Stocks - 52.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	166,600	2,464,014
Cellnex Telecom SA (b)	111,215	4,257,038
Helios Towers PLC (e)	347,833	401,639
Verizon Communications, Inc.	1,240,819	43,403,849
		50,526,540
Entertainment - 0.1%
Activision Blizzard, Inc.	36,800	3,385,232
The Walt Disney Co. (e)	39,800	3,330,464
		6,715,696
Media - 1.6%
Comcast Corp. Class A	1,491,912	69,761,805
Gannett Co., Inc. (e)	634,635	1,846,788
Interpublic Group of Companies, Inc.	279,200	9,104,712
		80,713,305
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (e)	96,654	13,169,108
TOTAL COMMUNICATION SERVICES		151,124,649
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.0%
Stellantis NV (f)	75,000	1,391,250
Diversified Consumer Services - 0.2%
H&R Block, Inc.	172,100	6,880,558
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	292,578	82,258,305
Super Group SGHC Ltd. (e)	406,995	1,538,441
		83,796,746
Specialty Retail - 1.0%
Best Buy Co., Inc.	89,100	6,811,695
Burlington Stores, Inc. (e)	58,900	9,557,114
Dick's Sporting Goods, Inc.	100	11,634
Lowe's Companies, Inc.	30,200	6,960,496
TJX Companies, Inc.	318,600	29,464,128
		52,805,067
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co. (f)	50,300	3,689,002
TOTAL CONSUMER DISCRETIONARY		148,562,623
CONSUMER STAPLES - 9.9%
Beverages - 2.5%
Keurig Dr. Pepper, Inc.	938,252	31,572,180
The Coca-Cola Co.	1,601,447	95,814,574
		127,386,754
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	205,500	4,603,200
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	263,600	13,784,766
BJ's Wholesale Club Holdings, Inc. (e)	250,800	16,901,412
Costco Wholesale Corp.	12,400	6,811,072
Dollar Tree, Inc. (e)	207,900	25,438,644
Metro, Inc.	162,500	8,375,148
Target Corp.	79,900	10,111,345
Walmart, Inc.	83,300	13,545,413
		99,571,000
Food Products - 1.1%
Bunge Ltd.	167,000	19,091,440
Mondelez International, Inc.	499,514	35,595,368
		54,686,808
Household Products - 2.5%
Procter & Gamble Co.	835,360	128,929,462
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	33,200	5,329,596
Kenvue, Inc.	1,637,945	37,754,632
Unilever PLC	125,500	6,409,193
		49,493,421
Tobacco - 0.9%
Philip Morris International, Inc.	502,800	48,298,968
TOTAL CONSUMER STAPLES		508,366,413
ENERGY - 5.8%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (e)	36,430	541,714
Noble Corp. PLC	20,490	1,080,643
Valaris Ltd. (e)	2,470	186,040
Weatherford International PLC (e)	5,460	483,319
		2,291,716
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (e)	26,510	733,532
Canadian Natural Resources Ltd.	240,338	15,549,399
Cheniere Energy, Inc.	40,411	6,595,075
ConocoPhillips Co.	99,588	11,853,960
DHT Holdings, Inc.	1,133,356	10,483,543
Energy Transfer LP	551,556	7,429,459
Enterprise Products Partners LP	266,143	7,082,065
Exxon Mobil Corp.	1,387,406	154,265,647
Hess Corp.	48,600	7,508,700
Imperial Oil Ltd.	398,031	22,602,811
MEG Energy Corp. (e)	5,120	91,586
MPLX LP	45,236	1,578,284
Phillips 66 Co.	146,124	16,681,516
Plains All American Pipeline LP	300,518	4,582,900
Range Resources Corp.	34,440	1,115,167
Scorpio Tankers, Inc.	92,200	4,657,022
Southwestern Energy Co. (e)	29,840	202,315
Targa Resources Corp.	63,482	5,475,323
The Williams Companies, Inc.	111,685	3,856,483
Valero Energy Corp.	115,238	14,969,416
Western Midstream Partners LP	96,589	2,577,960
		299,892,163
TOTAL ENERGY		302,183,879
FINANCIALS - 4.5%
Banks - 1.8%
Bank of America Corp.	696,345	19,964,211
JPMorgan Chase & Co.	139,500	20,413,035
M&T Bank Corp.	95,357	11,924,393
PNC Financial Services Group, Inc.	229,502	27,707,776
Wells Fargo & Co.	269,912	11,144,666
		91,154,081
Consumer Finance - 0.3%
Capital One Financial Corp.	157,790	16,156,118
Financial Services - 0.2%
Visa, Inc. Class A	39,800	9,778,064
Insurance - 2.2%
American Financial Group, Inc.	97,500	11,302,200
Chubb Ltd.	181,936	36,545,484
Hartford Financial Services Group, Inc.	272,936	19,602,264
Marsh & McLennan Companies, Inc.	49,800	9,710,502
The Travelers Companies, Inc.	235,492	37,968,375
		115,128,825
TOTAL FINANCIALS		232,217,088
HEALTH CARE - 8.1%
Biotechnology - 0.3%
Gilead Sciences, Inc.	216,000	16,519,680
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	63,204	30,121,762
Life Sciences Tools & Services - 0.6%
Danaher Corp.	114,570	30,361,050
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	440,124	29,849,210
Bristol-Myers Squibb Co.	215,571	13,289,952
Eli Lilly & Co.	70,333	38,978,549
Johnson & Johnson	579,462	93,687,416
Merck & Co., Inc.	837,581	91,279,577
Roche Holding AG (participation certificate)	105,333	30,914,016
Royalty Pharma PLC	314,000	9,363,480
Sanofi SA sponsored ADR	608,800	32,375,984
		339,738,184
TOTAL HEALTH CARE		416,740,676
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	70,794	15,597,334
Northrop Grumman Corp.	28,302	12,257,313
The Boeing Co. (e)	94,699	21,215,417
		49,070,064
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	279,729	47,386,093
Building Products - 0.3%
Johnson Controls International PLC	289,690	17,109,091
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	246,800	7,998,351
GFL Environmental, Inc.	132,149	4,281,628
Republic Services, Inc.	23,347	3,365,003
Waste Connections, Inc. (United States)	20,549	2,815,008
Waste Management, Inc.	45,500	7,133,490
		25,593,480
Construction & Engineering - 0.0%
Ferrovial SE	48,756	1,546,406
VINCI SA	5,376	598,822
		2,145,228
Electrical Equipment - 1.6%
AMETEK, Inc.	41,600	6,635,616
Babcock & Wilcox Enterprises, Inc. (e)	1,108,081	5,817,425
Eaton Corp. PLC	298,903	68,858,284
		81,311,325
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	6,751	535,894
CSX Corp.	35,248	1,064,490
Union Pacific Corp.	5,633	1,242,471
		2,842,855
Industrial Conglomerates - 0.7%
General Electric Co.	160,975	18,425,199
Hitachi Ltd.	124,100	8,268,500
Siemens AG	76,900	11,552,751
		38,246,450
Machinery - 0.6%
ITT, Inc.	297,300	30,407,844
Marine Transportation - 0.0%
Kirby Corp. (e)	9,850	815,876
Professional Services - 0.6%
Experian PLC	458,200	16,031,967
KBR, Inc.	141,000	8,674,320
Paychex, Inc.	42,000	5,133,660
		29,839,947
Trading Companies & Distributors - 0.3%
Watsco, Inc. (f)	34,356	12,524,480
Transportation Infrastructure - 0.2%
Aena SME SA (b)	48,713	7,659,182
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR (f)	16,500	3,008,610
Grupo Aeroportuario Norte S.A.B. de CV ADR	10,738	994,339
		11,662,131
TOTAL INDUSTRIALS		348,954,864
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,692,680	97,075,198
IT Services - 1.3%
Accenture PLC Class A	84,502	27,359,213
Amdocs Ltd.	282,239	25,175,719
Capgemini SA	70,200	13,100,814
		65,635,746
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	210,000	38,173,800
NXP Semiconductors NV	132,800	27,319,616
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	314,607	29,437,777
		94,931,193
Software - 0.8%
Gen Digital, Inc.	298,700	6,048,675
Microsoft Corp.	91,667	30,044,776
Roper Technologies, Inc.	14,000	6,986,840
		43,080,291
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	40,541	7,616,438
FUJIFILM Holdings Corp.	60,100	3,558,208
Samsung Electronics Co. Ltd.	546,633	27,601,580
		38,776,226
TOTAL INFORMATION TECHNOLOGY		339,498,654
MATERIALS - 1.5%
Chemicals - 0.7%
Linde PLC	87,118	33,718,151
Containers & Packaging - 0.5%
Ball Corp.	115,200	6,272,640
Crown Holdings, Inc.	204,032	18,905,605
		25,178,245
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	449,600	17,943,536
TOTAL MATERIALS		76,839,932
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	58,734	10,649,649
Crown Castle International Corp.	8,947	899,174
Equinix, Inc.	3,554	2,777,025
Lamar Advertising Co. Class A	139,168	12,694,905
Londonmetric Properity PLC	208,669	478,988
Prologis (REIT), Inc.	14,531	1,804,750
SBA Communications Corp. Class A	3,313	743,868
Segro PLC	92,518	864,246
		30,912,605
Real Estate Management & Development - 0.0%
Catena AB	6,277	229,328
TOTAL REAL ESTATE		31,141,933
UTILITIES - 3.2%
Electric Utilities - 2.3%
Constellation Energy Corp.	162,786	16,955,790
Exelon Corp.	233,408	9,364,329
Iberdrola SA	364,625	4,325,449
Kansai Electric Power Co., Inc.	181,320	2,584,678
NextEra Energy, Inc.	557,175	37,219,290
ORSTED A/S (b)	9,133	587,996
PG&E Corp. (e)	628,548	10,245,332
Southern Co.	261,697	17,724,738
Xcel Energy, Inc.	301,826	17,243,319
		116,250,921
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Partners LP	19,826	503,977
EDP Renovaveis SA	75,330	1,380,869
RWE AG	69,117	2,852,484
Vistra Corp.	371,800	11,681,956
		16,419,286
Multi-Utilities - 0.6%
Ameren Corp.	152,705	12,104,925
National Grid PLC	321,057	4,007,564
WEC Energy Group, Inc.	191,808	16,134,889
		32,247,378
TOTAL UTILITIES		164,917,585
TOTAL COMMON STOCKS (Cost $2,123,333,472)		2,720,548,296

Preferred Stocks - 7.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.4%
Banks - 0.3%
Bank of America Corp. 7.25%	5,812	6,742,443
Wells Fargo & Co. 7.50%	8,145	9,408,931
		16,151,374
Financial Services - 0.1%
Apollo Global Management, Inc. Series A, 6.75%	71,200	3,873,280

TOTAL FINANCIALS		20,024,654

INDUSTRIALS - 0.1%
Machinery - 0.1%
Chart Industries, Inc.	57,600	4,111,488
RBC Bearings, Inc.	35,300	3,892,178
		8,003,666
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy, Inc. 6.296%	124,624	5,242,932

Gas Utilities - 0.0%
UGI Corp. 7.125%	800	48,677

Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 6.875%	13,600	966,552

Multi-Utilities - 0.1%
NiSource, Inc. 7.75%	19,800	1,956,240

TOTAL UTILITIES		8,214,401

TOTAL CONVERTIBLE PREFERRED STOCKS		36,242,721
Nonconvertible Preferred Stocks - 7.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	250,000	4,843,750
5.125%	85,000	1,730,600
5.35%	285,000	6,432,450
		13,006,800
CONSUMER DISCRETIONARY - 0.1%
Broadline Retail - 0.1%
First Tennessee Bank NA CME Term SOFR 3 Month Index + 1.110% 3.75% (b)(c)(d)	10,500	7,140,000

Leisure Products - 0.0%
Brunswick Corp. 6.375%	8,000	200,080

TOTAL CONSUMER DISCRETIONARY		7,340,080

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(d)	62,800	1,142,960
Energy Transfer LP Series C, 3 month U.S. LIBOR + 4.530% 7.375% (c)(d)	63,800	1,626,900
		2,769,860
FINANCIALS - 5.1%
Banks - 3.2%
Bank of America Corp.:
4.25%	550,000	9,757,000
4.375%	340,200	6,167,826
4.75%	125,000	2,446,250
5.00%	500,000	10,285,000
Series HH, 5.875%	150,000	3,627,000
Series KK, 5.375%	455,400	9,959,598
Series PP, 4.125%	300,000	5,199,000
JPMorgan Chase & Co.:
4.55%	553,400	10,735,960
4.625%	600,000	11,868,000
4.75%	325,000	6,734,000
Series DD, 5.75%	384,100	9,345,153
Series EE, 6.00%	175,000	4,390,750
Series MM, 4.20%	686,400	12,808,224
Truist Financial Corp. 4.75%	300,000	5,508,000
U.S. Bancorp:
4.50%	150,000	2,893,500
Series L, 3.75%	50,000	800,000
Series M, 4.00%	225,000	3,748,500
Wells Fargo & Co.:
4.25%	515,000	8,888,900
4.70%	400,000	7,388,000
5.85%(c)	481,551	12,009,882
Series CC, 4.375%	350,000	6,202,000
Series Y, 5.625%	200,000	4,594,000
Series Z, 4.75%	638,900	12,139,100
		167,495,643
Capital Markets - 0.8%
Charles Schwab Corp.:
4.45%	200,000	3,889,000
5.95%	28,000	697,200
Morgan Stanley:
6.875%(c)	232,000	5,874,240
Series E, 7.125%(c)	25,000	631,750
Series I, 6.375%(c)	30,000	747,300
Series K, 5.85%(c)	330,000	7,873,800
Series L, 4.875%	175,000	3,696,000
Series O, 4.50%	455,000	8,440,250
Northern Trust Corp. Series E, 4.70%	90,000	1,860,300
Oaktree Capital Group LLC:
6.55%	80,300	1,726,450
Series A, 6.625%	55,197	1,206,606
State Street Corp.:
Series D, 5.90%(c)	25,000	623,250
Series G, 5.35%(c)	20,000	453,000
Stifel Financial Corp. Series D, 4.50%	90,900	1,471,671
		39,190,817
Financial Services - 0.2%
Apollo Global Management LLC:
6.375%	84,971	2,119,177
Series B, 6.375%	60,000	1,500,000
Apollo Global Management, Inc. (c)	30,000	773,700
Carlyle Finance LLC 4.625%	165,000	2,732,400
Equitable Holdings, Inc.:
4.30%	76,000	1,174,200
Series A 5.25%	84,500	1,690,000
		9,989,477
Insurance - 0.9%
Allstate Corp.:
5.10%	491,000	9,810,180
Series I, 4.75%	125,000	2,380,000
Series J, 7.375%	60,000	1,589,400
American Financial Group, Inc. 4.50%	54,000	947,160
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	4,053,350
Series C, 6.375%(c)	199,500	4,855,830
Series D, 4.875%	340,000	5,776,600
Series E, 7.75%(c)	44,000	1,112,320
MetLife, Inc. Series F 4.75%	150,000	3,016,500
Prudential Financial, Inc. 4.125%	125,000	2,455,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	660,400
W.R. Berkley Corp.:
4.125%	200,000	3,458,000
4.25%	180,000	3,501,000
5.10%	100,000	2,061,000
		45,676,740
TOTAL FINANCIALS		262,352,677

INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	62,328	1,308,888
8.125%	300,769	7,239,510
		8,548,398
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust 6.375%	54,000	1,072,980
Public Storage:
3.875%	100,000	1,727,000
3.95%	65,000	1,132,300
4.00%	194,000	3,550,200
4.00%	140,000	2,496,200
Series I, 4.875%	50,000	1,118,500
Series J, 4.70%	65,000	1,399,450
Series K, 4.75%	50,000	1,056,500
Series L, 4.625%	180,000	3,801,600
Series M, 4.125%	70,000	1,299,900
Series O, 3.90%	75,000	1,323,750
Series S, 4.10%	75,000	1,357,500
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	438,700
Series F, 5.875%	69,598	1,311,922
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	429,200
		23,515,702
UTILITIES - 0.9%
Electric Utilities - 0.5%
Brookfield Infrastructure Finance ULC 5.00%	40,000	703,200
Duke Energy Corp. 5.625%	70,000	1,736,000
Entergy Louisiana LLC 4.875%	45,000	975,600
Entergy New Orleans LLC 5.50%	42,217	975,213
Entergy, Inc.:
4.875%	8,000	175,360
Series A, 5.375%	10,000	236,499
Georgia Power Co. 5.00%	40,000	930,000
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,893,400
Southern Co.:
4.20%	240,000	4,867,200
5.25%	141,487	3,431,060
Series A, 4.95%	301,500	6,753,600
		23,677,132
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	125,000	2,433,750

Multi-Utilities - 0.4%
Brookfield Infrastructure Partners LP:
5.125%	53,000	956,120
Class A 5.00%	59,100	1,029,522
CMS Energy Corp.:
5.625%	63,258	1,470,749
5.875%	63,130	1,505,019
5.875%	182,943	4,388,803
DTE Energy Co.:
4.375%	85,000	1,716,150
4.375%	100,000	2,079,000
Series E, 5.25%	100,000	2,381,000
NiSource, Inc. 6.50% (c)	25,000	622,500
Sempra 5.75%	195,459	4,730,108
		20,878,971
TOTAL UTILITIES		46,989,853

TOTAL NONCONVERTIBLE PREFERRED STOCKS		364,523,370
TOTAL PREFERRED STOCKS (Cost $455,011,772)		400,766,091

Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (g) (Cost $727,811,911)	6,308,987	769,254,760

Preferred Securities - 11.8%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(h)	5,485,000	5,046,200
6.75% (c)(h)	500,000	459,065
7.125% (c)(h)	4,000,000	3,539,520
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.982% (c)(d)(h)(i)	191,000	137,520
		9,182,305
FINANCIALS - 10.9%
Banks - 8.3%
Bank of America Corp.:
4.375% (c)(h)	17,000,000	14,591,440
5.125% (c)(h)	15,500,000	15,102,890
5.875% (c)(h)	18,400,000	16,981,360
6.1% (c)(h)	13,720,000	13,485,902
6.125% (c)(h)	16,000,000	15,520,000
6.25% (c)(h)	18,590,000	18,497,050
6.3% (c)(h)	8,000,000	7,978,422
6.5% (c)(h)	11,090,000	11,117,725
8.631% (c)(d)(h)	24,000,000	23,990,721
Citigroup, Inc.:
3.875% (c)(h)	10,000,000	8,750,400
5% (c)(h)	4,550,000	4,355,260
5.95% (c)(h)	12,750,000	12,292,594
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 2.840% 8.2135% (c)(d)(h)	3,050,000	3,039,140
3.65% (c)(h)	18,500,000	16,347,687
4% (c)(h)	11,000,000	10,095,800
4.6% (c)(h)	24,390,000	22,882,698
5% (c)(h)	21,468,000	21,025,437
6.1% (c)(h)	21,000,000	20,895,000
6.125% (c)(h)	2,000,000	1,984,995
6.75% (c)(h)	15,250,000	15,250,000
8.8835% (c)(d)(h)	10,985,000	11,005,803
8.9335% (c)(d)(h)	12,000,000	12,001,200
PNC Financial Services Group, Inc.:
CME Term SOFR 3 Month Index + 3.930% 9.3115% (c)(d)(h)	2,050,000	2,063,761
3.4% (c)(h)	12,000,000	9,180,480
5% (c)(h)	10,580,000	9,232,530
6% (c)(h)	6,100,000	5,484,510
6.2% (c)(h)	2,600,000	2,424,704
6.25% (c)(h)	7,135,000	6,311,550
Truist Financial Corp.:
4.8% (c)(h)	12,000,000	10,626,000
4.95% (c)(h)	6,250,000	5,807,184
5.1% (c)(h)	6,850,000	5,993,065
U.S. Bancorp:
3.7% (c)(h)	7,000,000	5,272,890
5.3% (c)(h)	1,500,000	1,275,771
Wells Fargo & Co.:
3.9% (c)(h)	29,400,000	26,063,100
5.875% (c)(h)	15,000,000	14,868,750
5.9% (c)(h)	20,700,000	20,485,755
7.625% (c)(h)	3,125,000	3,199,219
		425,480,793
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
3.7% (c)(h)	6,725,000	5,960,031
3.75% (c)(h)	8,500,000	6,927,840
4.625% (c)(h)	8,100,000	7,268,240
4.7% (c)(h)	5,015,000	4,865,352
Charles Schwab Corp.:
4% (c)(h)	16,800,000	14,537,040
4% (c)(h)	20,515,000	15,489,646
5% (c)(h)	6,670,000	5,832,518
5.375% (c)(h)	14,875,000	14,354,375
Goldman Sachs Capital II CME Term SOFR 3 Month Index + 0.760% 6.2635% (c)(d)(h)	4,694,000	3,762,006
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 3.130% 8.5009% (c)(d)(h)	5,455,000	5,437,620
3.65% (c)(h)	2,250,000	1,838,250
4.125% (c)(h)	5,400,000	4,535,433
Morgan Stanley:
3 month U.S. LIBOR + 3.160% 8.712% (c)(d)(h)	1,000,000	1,015,727
5.875% (c)(h)	2,770,000	2,590,235
Northern Trust Corp. 4.6% (c)(h)	4,100,000	3,620,833
State Street Corp.:
3 month U.S. LIBOR + 3.590% 9.149% (c)(d)(h)	583,000	582,271
5.625% (c)(h)	6,915,000	6,569,250
		105,186,667
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(h)	7,885,000	5,538,846
4.7% (c)(h)	4,915,000	3,163,764
American Express Co. 3.55% (c)(h)	12,250,000	10,198,125
		18,900,735
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(h)	1,250,000	1,198,757
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(h)	3,000,000	2,272,724
MetLife, Inc. 3.85% (c)(h)	9,500,000	8,759,955
		11,032,679
TOTAL FINANCIALS		561,799,631
UTILITIES - 0.7%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(h)	8,058,000	7,854,294
Edison International:
5% (c)(h)	5,470,000	4,704,200
5.375% (c)(h)	4,500,000	3,975,674
		16,534,168
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.:
7% (b)(c)(h)	3,495,000	3,234,834
8% (b)(c)(h)	4,490,000	4,290,918
		7,525,752
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
4.35% (c)(h)	1,935,000	1,634,584
4.65% (c)(h)	3,811,000	3,468,010
Sempra 4.875% (c)(h)	8,000,000	7,566,320
		12,668,914
TOTAL UTILITIES		36,728,834
TOTAL PREFERRED SECURITIES (Cost $652,777,478)		607,710,770

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (j)	74,022,507	74,037,312
Fidelity Securities Lending Cash Central Fund 5.44% (j)(k)	6,974,978	6,975,675
TOTAL MONEY MARKET FUNDS (Cost $81,012,405)		81,012,987

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,578,144,051)	5,139,836,106
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,370,422
NET ASSETS - 100.0%	5,150,206,528

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,677,848 or 3.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	55,844,907	952,857,187	934,664,782	4,650,236	-	-	74,037,312	0.2%
Fidelity Real Estate Equity Central Fund	760,734,658	102,107,606	88,385,462	15,195,920	1,015,629	(6,217,671)	769,254,760	79.5%
Fidelity Securities Lending Cash Central Fund 5.44%	22,365,575	65,841,334	81,231,234	113,468	-	-	6,975,675	0.0%
Total	838,945,140	1,120,806,127	1,104,281,478	19,959,624	1,015,629	(6,217,671)	850,267,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.